Note 3 - Loans and Allowance for Loan Losses (Details) - Classes of Loans by Aging (USD $)	Dec. 31, 2013	Dec. 31, 2012
One to Four Family Units [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans 30-59 Days Past Due	$ 246,000	$ 52,000
Loans 60-89 Days Past Due	337,000	4,000
Total Loans Past Due	583,000	56,000
Total Current Loans	93,215,000	99,326,000
Total Loans Receivable	93,797,650	99,381,934
Multi-Family Units [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Current Loans	46,188,000	46,405,000
Total Loans Receivable	46,188,434	46,405,034
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans 30-59 Days Past Due		22,000
Loans 60-89 Days Past Due		28,000
Loans Greater Than 90 Days Past Due	536,000	640,000
Total Loans Past Due	536,000	690,000
Total Current Loans	42,730,000	48,227,000
Total Loans Receivable	43,266,130	48,917,296
Real Estate Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans 60-89 Days Past Due		352,000
Loans Greater Than 90 Days Past Due	2,604,000
Total Loans Past Due	2,604,000	352,000
Total Current Loans	176,476,000	167,409,000
Total Loans Receivable	179,079,433	167,760,850
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans 30-59 Days Past Due		10,000
Loans 60-89 Days Past Due	2,000	610,000
Loans Greater Than 90 Days Past Due	3,628,000	785,000
Total Loans Past Due	3,630,000	1,405,000
Total Current Loans	89,092,000	93,822,000
Total Loans Receivable	92,721,783	95,226,762
Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans 30-59 Days Past Due	19,000	57,000
Loans Greater Than 90 Days Past Due	63,000
Total Loans Past Due	82,000	57,000
Total Current Loans	17,221,000	16,660,000
Total Loans Receivable	17,303,392	16,716,858
Total [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans 30-59 Days Past Due	265,000	141,000
Loans 60-89 Days Past Due	339,000	994,000
Loans Greater Than 90 Days Past Due	6,831,000	1,425,000
Total Loans Past Due	7,435,000	2,560,000
Total Current Loans	464,922,000	471,849,000
Total Loans Receivable	$ 472,356,822	$ 474,408,734